Warrants - Marpai Health Warrants (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Jun. 30, 2023	Dec. 10, 2021	Apr. 01, 2021	Jan. 17, 2020
Class of Warrant or Right [Line Items]
Warrants to purchase common shares				56,250
Warrants exercise price			$ 5	$ 16
Cash payment for purchase of warrants		$ 53,333
Marpai Health Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase common shares	231,587				322,704	91,117
Warrants exercise price	$ 31.6					$ 5.72
Purchase price per share	$ 0.2
Fair value of the warrants						$ 213,828
Cash payment for purchase of warrants	$ 50,833